STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Cash flows from operating activities
Net loss	$ (5,260,632)	$ (1,020,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on impairment		70,000
Amortization expense	1,515
(Gain) loss on foreign currency transactions	13,118	(574)
Non-cash lease adjustment	3,662
Non-cash consulting fees	137,250	167,750
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	416,093	101,316
Deposits	(71,506)
Prepaid expenses	(162,470)	(427)
Due to related parties	(238,443)	518,468
Net cash used in operating activities	(5,161,413)	(163,524)
Cash flows from investing activities
Purchase of intangible assets	(67,430)
Investment in mineral rights	(1,193,415)	(70,000)
Net cash used in investing activities	(1,260,845)	(70,000)
Cash flows from financing activities
Proceeds from the issuance of common shares, net of share issuance costs	7,436,308	233,667
Proceeds from the issuance of redeemable common stock	300,000
Net cash provided by financing activities	7,736,308	233,667
Effects of foreign exchange on cash	(12,839)	574
Increase in cash	1,301,211	717
Cash, beginning of period	717
Cash, end of period	1,301,928	717
Supplemental disclosure of non-cash information
Share issuance costs in accounts payable		$ 4,929
Share issuance costs settled in shares	348,194
Investment in mineral rights in accounts payable	7,975
Consultant bonus settled by issuance of bonus shares	183,000
Consulting fees paid by issuance of shares	$ 122,000